As filed with the Securities and Exchange Commission on March 7, 2001

                                                  Registration No. [       ]



                U.S. SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549

                      -------------------------

                             FORM N-14


 |_|Pre-Effective Amendment No.__    || Post-Effective Amendment No. __

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      -------------------------
                      BARR ROSENBERG SERIES TRUST*
           (Exact Name of Registrant as Specified in Charter)

                              800-447-3332

                     (Area Code and Telephone Number)

              3435 Stelzer Road, Columbus, Ohio 43219-8021
                (Address of Principal Executive Offices)

                      -------------------------
          EDWARD H. LYMAN, ESQ.             J.B. KITTREDGE, JR., ESQ.
AXA Rosenberg Investment Management, LLC         Ropes & Gray
       Four Orinda Way, Building E          One International Place
        Orinda, California 94563             Boston, MA 02110-2624

                    (Name and Address of Agents for Service)

                           -------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                           -------------------------

It is proposed that this filing will become effective on April 6, 2001 pursuant to Rule 488.

                           -------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its AXA Rosenberg Value Market Neutral Fund.

                    BARR ROSENBERG VARIABLE INSURANCE TRUST

                     BARR ROSENBERG VIT MARKET NEUTRAL FUND
       (A SERIES OF BARR ROSENBERG VARIABLE INSURANCE TRUST (THE "VIT"))

                                 April 6, 2001

Dear Barr Rosenberg VIT Market Neutral Fund Shareholder:

    The attached information statement describes an agreement and plan of reorganization (the "Agreement") by which substantially all the assets of the Barr Rosenberg VIT Market Neutral Fund (the "VIT Fund") will be sold to the AXA Rosenberg Value Market Neutral Fund (the "Value Fund" and, together with the VIT Fund, the "Funds"), a series of Barr Rosenberg Series Trust (the "Series Trust"). AXA Rosenberg Group LLC, the sole shareholder of the VIT Fund, has indicated that it will approve the Agreement. Accordingly, no shareholder proxies will be solicited with respect to the transactions contemplated by the Agreement. After the Agreement has received SEC approval and has been implemented, the shareholder of the VIT Fund will automatically become a shareholder of the Value Fund, and the VIT Fund will be terminated by the VIT's Board of Trustees (the "VIT Board").

    THE VIT BOARD HAS UNANIMOUSLY APPROVED THE MERGER. The VIT Board believes that combining the Funds will benefit the sole shareholder of the VIT Fund. The attached information statement provides more information about the proposed reorganization and the Funds.

    NO PROXY IS SOLICITED BY THIS INFORMATION STATEMENT; NO PROXY CARD IS ENCLOSED. The sole shareholder of the VIT Fund has indicated that it will give written consent to the Agreement and the transactions contemplated thereby. Accordingly, this information statement does not solicit a proxy and no proxy card is enclosed.

                               Very truly yours,

                               Richard L. Saalfeld
                               President
                               Barr Rosenberg Variable Insurance Trust

NO SHAREHOLDER PROXIES ARE SOLICITED IN CONNECTION WITH THE MATTERS DESCRIBED IN THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

                        PROSPECTUS/INFORMATION STATEMENT

                                                                   APRIL 5, 2001

                                  INTRODUCTION

    This Prospectus/Information Statement relates to the planned sale (the "Merger") of substantially all the assets of the Barr Rosenberg VIT Market Neutral Fund (the "Acquired Fund") to the AXA Rosenberg Value Market Neutral Fund (the "Acquiring Fund"). The Acquired Fund is a series of the Barr Rosenberg Variable Insurance Trust (the "VIT") and the Acquiring Fund is a series of the Barr Rosenberg Series Trust (the "Series Trust"). The Acquired Fund and the Acquiring Fund are referred to collectively in this Information Statement as the "Funds." The Merger is to be effected through the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Institutional
Class Shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. This will be followed by the distribution of the Merger Shares to the sole shareholder of the Acquired Fund in liquidation of the Acquired Fund. Thereafter, the Acquired Fund will be terminated. As a result of the Merger, the sole shareholder of the Acquired Fund will receive in exchange for its Acquired Fund shares a number of Merger Shares equal in value on the date of the exchange to the aggregate value of its Acquired Fund shares. This means that the sole shareholder may end up with a different number of shares than it originally held, but the total dollar value of its shares will remain the same.

    Because the Acquired Fund has never been able to attract investments from any insurance company separate accounts, AXA Rosenberg Group LLC, the contributor of original seed money, is the sole shareholder of the Acquired Fund (the "Sole Shareholder"). A wholly-owned subsidiary of the Sole Shareholder, AXA Investment Management LLC (the "Adviser") is the investment adviser to the Funds. Because the Sole Shareholder of the outstanding shares of the Acquired Fund has indicated it will approve the Merger, this information statement does not solicit a proxy. However, because the Sole Shareholder will receive shares of the Acquiring Fund in exchange for its shares of the Acquired Fund as a result of the Merger, this Information Statement both describes the Merger and serves as a Prospectus for the Merger Shares of the Acquiring Fund.

    The VIT is an open-end series management investment company organized as Massachusetts business trust. The VIT has its principal executive offices at 3435 Stelzer Road, Columbus, Ohio 43219 and can be reached through its toll-free telephone number: (800) 447-3332.

    The Acquiring Fund seeks to increase the value of an investment in bull markets and in bear markets through strategies designed to maintain limited net exposure to general equity market risk. It seeks to achieve its investment objective by buying common stocks that the Adviser believes are undervalued and selling short stocks that the Adviser believes are overvalued. The Acquiring Fund seeks to have approximately equal dollar amounts invested in long and short positions and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. The Acquiring Fund invests primarily in equities that are principally traded in the markets of the United States and measures its performance against the return on 3-month Treasury Bills. Because it was originally formed as a clone of the Acquiring Fund, the investment objectives and policies of the VIT Fund are substantially identical to those of the Value Fund as summarized above, and it also measures its performance against the return on 3-Month U.S. Treasury Bills.

    This Prospectus/Information Statement explains concisely what you should know about an investment in the Acquiring Fund. Please read it carefully and keep it for future reference.

    THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

    You may lose money by investing in the Acquiring Fund. The Acquiring Fund may not achieve its goals and is not intended as a complete investment program. An investment in the Acquiring Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated by reference into this Prospectus/Information Statement:

    - the Acquired Fund's current Prospectus, dated May 1, 2000, as supplemented through the date hereof (the "VIT Prospectus");

    - the Acquiring Fund's current Prospectus, dated July 31, 2000, as supplemented through the date hereof (the "Value Fund Prospectus");

    - the Statement of Additional Information relating to this Prospectus/Information Statement dated April 6, 2001 (the "Merger SAI").

    This Prospectus/Information Statement is accompanied by a copy of each of the VIT Prospectus and the Value Prospectus Prospectus. You may obtain text-only copies of the VIT Prospectus, the Value Prospectus, the Acquired Fund's current Statement of Additional Information, dated May 1, 2000, as supplemented through the date hereof (the "VIT SAI"), and the Acquiring Fund's current Statement of Additional Information, dated July 31, 2000, as supplemented through the date hereof (the "Value SAI"), for free from the Edgar database on the SEC's Internet website at http://www.sec.gov. For a free copy of the Value Fund Prospectus, the VIT Prospectus, the Value SAI, the VIT SAI, the Merger SAI, the Acquiring Fund's Annual Report to Shareholders for the year ended March 31, 2000 (the "Value Fund Annual Report"), the Acquired Fund's Annual Report to Shareholders for the year ended December 31, 2000 (the "VIT Annual Report"), the Acquiring Fund's Semi-Annual Report dated September 30, 2000 (the "Value Fund Semi-Annual Report") or the Acquired Fund's Semi-Annual Report dated June 30, 2000 (the "VIT Semi-Annual Report"), please call Barr Rosenberg Series Trust shareholder services at (800) 447-3332, or write to:

Barr Rosenberg Series Trust
3435 Stelzer Road
Columbus, Ohio 43219-8021

                               TABLE OF CONTENTS

                                                    PAGE
                                                    -----
INTRODUCTION......................................     2

OVERVIEW OF MERGER................................     5

  Planned Transaction.............................     5
  Operating Expenses and Fees.....................     6
  Federal Income Tax Consequences.................     7
  Comparison of Investment Objectives, Policies
    and Restrictions..............................     7
  Comparison of Distribution Policies and
    Purchase, Exchange and Redemption.............     8
  Advisory Services...............................     8

RISK FACTORS......................................     8

  Investment Risks................................     8
  Management Risk.................................     9
  Market Risk.....................................     9
  Risks of Short Sales............................     9
  Small and Mid-Size Company Risk.................     9

THE MERGER........................................    10

  Background and Reasons for the Proposed
    Merger........................................    10
  Other Alternatives..............................    11

INFORMATION ABOUT THE MERGER......................    11

  Application for Exemptive Order.................    11
  No Shareholder Proxies will be Solicited........    11
  Agreement and Plan of Reorganization............    11
  Description of the Merger Shares................    12
  Organization....................................    12
  Federal Income Tax Consequences.................    13
  Sale of Assets..................................    13
  Capitalization..................................    14
  Owners of 5% or More of the Funds Shares........    14

INFORMATION ABOUT THE FUNDS.......................    15

APPENDIX A -- FORM OF AGREEMENT AND PLAN OF
  REORGANIZATION..................................   A-1

                               OVERVIEW OF MERGER

PLANNED TRANSACTION

    The Trustees of the VIT (the "VIT Board") and the Trustees of the Series Trust (the "Series Trust Board") (collectively, the "Trustees" or the "Boards")(1) have unanimously approved the Merger on behalf of the Acquired Fund and the Acquiring Fund. The Sole Shareholder of the Acquired Fund has indicated that it will approve the Merger. The Merger will be accomplished pursuant to an Agreement and Plan of Reorganization providing for the sale of all the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, followed by the liquidation of the Acquired Fund.

    As a result of the Merger, the Acquired Fund will receive a number of Merger Shares of the Acquiring Fund equal in aggregate value to the net assets of the Acquired Fund's shares. Following the transfer, (i) the Acquired Fund will distribute to the sole shareholder a number of full and fractional Merger Shares equal in value to the aggregate value of the Sole Shareholder's Acquired Fund shares, and (ii) the Acquired Fund will be liquidated. The shares of the Acquired Fund have identical characteristics to the Institutional shares of the Acquiring Fund, as described in the VIT Prospectus and the Value Fund Prospectus, respectively, except that shares of the Acquired Fund are subject to a fee of up to .25% under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Operating Expenses and Fees" below.

    As described more fully below, the Trustees of the VIT have approved the Merger. In reaching their decision, the VIT Board considered that, since its inception approximately two years ago, the Acquired Fund has attracted no outside investments, and as a result, all of its outstanding voting securities are currently owned by the Sole Shareholder. Furthermore, because the Adviser has agreed to waive its management fee and bear certain expenses, it continually incurs expenses in connection with the Acquired Fund, averaging approximately $97,000 per annum. Because the VIT Fund has no shareholders other than the Sole Shareholder, the Adviser's subsidy of the Acquired Fund presents a constant drain on the Adviser's resources with no real benefit to the Sole Shareholder. The Adviser has no desire to continue expending its resources on a Fund which, because of its shrinking asset base, promises to continue to drain its resources without providing any shareholder benefits.

    Of course, the Sole Shareholder of the Acquired Fund could save the costs of the Merger by simply redeeming its shares and reinvesting the proceeds in the Acquiring Fund. Moreover, the Trustees have the power under the VIT's Agreement and Declaration of Trust, as amended (the "VIT Declaration of Trust"), to liquidate the Acquired Fund and distribute the assets to the Sole Shareholder. Either of these courses of action, however, would trigger a realization event for tax and accounting purposes. To avoid these consequences, the VIT Board and the Sole Shareholder have elected instead to proceed with the Merger as proposed. See "Background and Reasons for the Proposed Merger."

    If, as intended, the Merger qualifies as a tax-free reorganization, neither the Acquired Fund nor the Sole Shareholder will recognize gain or loss in connection with the Merger. The Acquiring Fund will take a "carry over" basis in the securities acquired from the Acquired Fund, and the Sole Shareholder will take a basis in its Acquiring Fund's shares equal to the basis it had in its Acquired Fund's shares prior to the Merger. See "Federal Income Tax Consequences."

    The Merger also offers the Sole Shareholder the opportunity to invest in a Fund with a larger asset base, which should offer economies of scale and opportunities for greater diversification of risk.
-------------------

(1) The same persons serve as Trustees for both the Series Trust and the VIT.

OPERATING EXPENSES AND FEES

    As the following tables suggest, the Merger should result in the Acquired Fund Shareholder experiencing lower Fund expenses. Of course, there can be no assurance that the Merger will result in expense savings for the Sole Shareholder. These tables summarize, for both Investor shares and Institutional shares, expenses:

    - that the Acquired Fund incurred in its fiscal year ended December 31, 2000;

    - that the Acquiring Fund incurred in its fiscal year ended March 31, 2000; and

    - that the Acquiring Fund would have incurred in its most recent fiscal year on a PRO FORMA BASIS, giving effect to the proposed Merger, as if the Merger had occurred as of the beginning of such fiscal year.

    The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs.

                                                      PERCENTAGE OF
                                                    AVERAGE DAILY NET
ADVISORY FEES                                            ASSETS
-------------                                       -----------------
VIT Fund..........................................            1.90%
Value Market Neutral Fund.........................            1.50%
Value Market Neutral Fund (Pro Forma).............            1.50%

                         ANNUAL FUND OPERATING EXPENSES
                 (as a percentage of average daily net assets)

                                                         CURRENT EXPENSES
                                         CURRENT           VALUE MARKET         PRO FORMA EXPENSES
                                         EXPENSES          NEUTRAL FUND        VALUE MARKET NEUTRAL
                                     VIT FUND SHARES*  INSTITUTIONAL SHARES  FUND INSTITUTIONAL SHARES
                                     ----------------  --------------------  -------------------------
Management Fees....................           1.90%                1.50%                     1.50%
Distribution (12b-1) Fees..........           0.25%                None                      None
OTHER EXPENSES
  Dividend Expenses on Securities
    Sold Short.....................           0.92%                1.04%                     1.04%
  Remainder of Other Expenses......           4.40%                0.46%                     0.46%
                                        ----------         ------------           ---------------
      Total........................           5.32%                1.50%                     1.50%
                                        ----------         ------------           ---------------
Total Annual Fund Operating
  Expenses.........................           7.47%                3.00%                     3.00%
Fee Waiver and/or Expense
  Reimbursement*...................           4.55%                0.21%                     0.21%
Net Expenses.......................           2.92%                2.79%                     2.79%

------------------------

  * The Adviser has contractually undertaken to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) until further notice (and in any event at least until 12/31/01). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to the Adviser to the extent that from time to time through the next two fiscal years the repayment will not cause the Fund's expenses to exceed the limit, if any, agreed to by the Adviser at that time. Pursuant to its management contract, the Adviser has been entitled to receive $253,067 in management fees from the Acquired Fund since the Fund's inception on 7/1/99 through 12/31/00 and it has waived all of such fees.

EXAMPLE OF FUND EXPENSES:

    An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                                            VALUE                VALUE
                                                        MARKET NEUTRAL    MARKET NEUTRAL FUND
                                                      FUND INSTITUTIONAL  INSTITUTIONAL SHARES
                                     VIT FUND SHARES        SHARES            (PRO FORMA)
                                     ---------------  ------------------  --------------------
1 year.............................      $  295             $  282               $  282
3 years............................      $1,783             $  908               $  908
5 years............................      $3,198             $1,559               $1,559
10 years...........................      $6,441             $3,303               $3,303

FEDERAL INCOME TAX CONSEQUENCES

    For federal income tax purposes, the Merger is structured to qualify as a tax-free reorganization. Accordingly, no gain or loss will be recognized by the Acquired Fund or the Sole Shareholder as a result of the Merger, and the aggregate tax basis of the Merger Shares received by the Sole Shareholder will be the same as the aggregate tax basis of the Sole Shareholder's Acquired Fund shares. Some portion of the portfolio assets of the Acquired Fund may be sold in connection with the Merger. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any capital gains recognized in these sales will be distributed to the Sole Shareholder as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions may be taxable to the Sole Shareholder. For more information about the federal income tax consequences of the Merger, see "Information about the Merger--Federal Income Tax Consequences."

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    Because it was originally organized as a clone of the Acquiring Fund, the Acquired Fund has investment objectives that are substantially identical to those of the Acquiring Fund. Because both Funds seek to increase the value of an investment in bull markets and bear markets through strategies designed to maintain limited net exposure to general equity market risk, it is expected that substantially all of the holdings of the Acquired Fund will constitute suitable investments for the Acquiring Fund.

    The total return for the Acquired Fund and the Acquiring Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 12/31/00*

                                                                                 SINCE
                                                  5 YEARS       10 YEARS        7/1/99
                                   1 YEAR       ANNUALIZED     ANNUALIZED     CUMULATIVE
                                -------------  -------------  -------------  -------------
VIT Fund......................          -2.56%          N/A            N/A           -6.26%
Value Market Neutral Fund.....          -3.61%          N/A            N/A           -3.37%

------------------------

  * Performance shown for the Value Fund is for Institutional Shares. Fund performance data shown is net of all expenses and sales charges. For further information about each Fund's performance, including information about waivers/reimbursements that affected each Fund's performance, see the VIT Prospectus and the Series Prospectus.
 **  Since the VIT Fund's inception on 7/1/99.

    Both Funds seek to achieve their investment objectives by buying common stocks that the Adviser believes are undervalued and by "selling short" stocks that the Adviser believes are overvalued. Both Funds also seek to have approximately equal dollar amounts invested in long and short positions and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. Each Fund invests in small and mid-capitalization stocks that are principally traded in the markets of the United States, and each Fund expects that its shares will increase in value if the securities in its long portfolio outperform the securities in its short portfolio.

    For a more detailed description of the investment techniques used by the Acquiring Fund and the Acquired Fund, please see the Value Prospectus and SAI and the VIT Prospectus and SAI, respectively.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

    Because, as noted above, the VIT Fund was organized as a clone of the Value Fund, the Funds have substantially identical distribution and purchase procedures, exchange rights and redemption rights. Both Funds distribute substantially all net realized capital gains at least annually. The Acquired Fund and the Acquiring Fund have the same procedures for purchasing shares, as described in the Prospectus.

    See the Prospectus and the VIT Prospectus and SAI and the Value Prospectus and SAI for further information.

ADVISORY SERVICES

    As noted above, the Adviser is a wholly-owned subsidiary of the Sole Shareholder. The Adviser provides investment advice to a wide variety of institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of December 31, 2000, of more than $8 billion.

    As investment adviser to the Funds, the Adviser is responsible for making investment decisions for the Funds and managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees for each of the VIT and the Series Trust. The Adviser also provides investment advisory services to the other portfolios of the Series Trust.

                                  RISK FACTORS

    As with any stock mutual fund, you may lose money by investing in the Acquiring Fund. Certain risks associated with an investment in the Acquiring Fund are summarized below. Because the Acquiring Fund and the Acquired Fund have substantially identical policies as described more fully above under "Overview of Merger--Comparison of Investment Objectives, Policies and Restrictions," the risks of an investment in the Acquiring Fund are substantially similar to the risks of an investment in the Acquired Fund. The risks described below therefore apply equally to investments in both Funds.

    The values of all securities and other instruments held by the Acquiring Fund vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Acquiring Fund will vary, and may be less at the time of redemption than it was at the time of investment. The following subsections identify and explain the principal risks that affect an investment in the Acquiring Fund.

INVESTMENT RISKS

    An investment in the Acquiring Fund involves risks similar to those of investing in common stocks directly. Although the Acquiring Fund's investment strategy seeks to limit the risk associated with investing in the equity market, the value of its shares may vary depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors. Also, the Acquiring Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with other stock mutual funds. An investment in the Acquiring Fund is also subject to these risks.

MANAGEMENT RISK

    As an actively managed investment portfolio, the Acquiring Fund is subject to the risk that the Adviser will make poor stock selections. Because the Adviser could make poor investment decisions regarding both the long and the short positions, the Acquiring Fund's potential for losses exceeds that of more conventional stock mutual funds that hold only long positions. An investment in the Acquired Fund is also subject to this risk.

MARKET RISK

    Although the Acquiring Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct a portfolio that has limited exposure to general equity market risk or that has limited exposure to specific industries, specific capitalization ranges and certain other risk factors. An investment in the Acquired Fund is also subject to this risk.

RISKS OF SHORT SALES

    When the Adviser believes that a security is overvalued relative to other securities in the Acquiring Fund's long portfolio, it may cause the Acquiring Fund to sell the security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. The Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short.

    While the Acquiring Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Acquiring Fund must buy the replacement share immediately at its then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. Moreover, because the Acquiring Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

    Short sales may also involve transaction costs, premiums, and the payment to the lender of any dividends or interest that accrue while the Acquiring Fund is holding a security short. The amount of any ultimate gain for the Acquiring Fund will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses that the Fund may be required to pay in connection with a short sale. Because, as noted above, its long/short strategy mirrors that of the Acquiring Fund, an investment in the Acquired Fund is also subject to this risk.

SMALL AND MID-SIZE COMPANY RISK

    Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, which may be less liquid than securities of larger companies. Their common stocks and other securities may trade less frequently and in limited volume and may generally be more sensitive to purchase and sale transactions. Therefore, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations. As a result, the absolute values of changes in the price of securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies. As noted above, both Funds invest primarily in the securities of small and mid-sized companies and therefore each is subject to this risk.

                                   THE MERGER

AGREEMENT AND PLAN OF REORGANIZATION

    The Merger will take place pursuant to an Agreement and Plan of Reorganization (the "Agreement") between the Acquired Fund and the Acquiring Fund substantially in the form attached to this Prospectus/ Information Statement as APPENDIX A.

    The Agreement provides for, among other things, the sale of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the issuance to the Acquired Fund of the Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the shares of the Acquired Fund acquired by the Acquiring Fund and the net asset value per share of Institutional Shares of the Acquiring Fund, and (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, all as more fully described below under "Information About the Merger."

    After receipt of the Merger Shares, the Acquired Fund will cause the Merger Shares to be distributed in complete liquidation of the Acquired Fund. The Sole Shareholder of the Acquired Fund will receive a number of full and fractional Merger Shares equal in value at the date of the exchange to the aggregate value of the Sole Shareholder's Acquired Fund shares.

BACKGROUND AND REASONS FOR THE PROPOSED MERGER

    The Board of Trustees of each of the VIT and the Series Trust, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees"), have unanimously determined that the Merger is in the best interests of each respective Fund, and that the interests of the Acquiring Fund's shareholders will not be diluted as a result of effecting the Merger. Accordingly, at a meeting held on December 4, 2000, the VIT Board unanimously approved the Merger. Before reaching their conclusions, the VIT Board considered
(i) that the shareholders of the Funds (other than the Adviser) will not incur any expenses associated with the Merger, including those described under "Information about the Merger," (ii) that all securities will be consistently valued for all purposes in accordance with the VIT's and the Series Trust's valuation procedures (which are identical), (iii) the overall operating expenses expected to be borne by the Sole Shareholder, (iv) the prospects for growth of the Acquiring Fund, possibly enabling further economies of scale and even lower fees for all shareholders of the Acquiring Fund in the future, and (v) the difficulties of managing the Acquired Fund as its assets continue to shrink. In addition, the VIT Board and the Series Trust Board considered the relative investment performance of the Acquiring Fund and the Acquired Fund.

    The principal reasons why the Boards approved the Merger are as follows:

    (i) ELIMINATION OF A PORTFOLIO THAT REGULARLY INCURS EXPENSES BUT PROVIDES NO BENEFITS. As noted above, the Acquired Fund historically has been expensive to operate and the Adviser has borne all of the Fund's expenses. Moreover, in approximately two years, the VIT has never been able to market the Acquired Fund's shares successfully to insurance company separate accounts. Therefore, the proposed Merger will eliminate a portfolio that has been a constant drain on the Adviser's resources without providing any benefit to the investing public.

    (ii) APPROPRIATE INVESTMENT OBJECTIVES, DIVERSIFICATION, ETC. The investment objective, policies, and restrictions of the Acquiring Fund are substantially identical to those of the Acquired Fund. The VIT Board believes that an investment in shares of the Acquiring Fund (whose portfolio will have been combined with that of the Acquired Fund) will provide the Sole Shareholder with an investment opportunity substantially identical to that currently afforded by the Acquired Fund, but with the potential for reduced investment risk because of the opportunities for additional diversification of portfolio investments in a Fund with a larger asset base.

    (iii) TAX-ADVANTAGED METHOD OF LIQUIDATING THE ACQUIRED FUND. As noted above, it is in the interests of the Acquired Fund and the Sole Shareholder to terminate the Fund. Under the VIT Declaration of Trust, the Trustees have the power to liquidate and terminate the Acquired Fund, but this course of action would create a recognition event for tax and accounting purposes for the Fund and the Sole Shareholder. By effecting the Merger, the VIT will terminate the Acquired Fund without triggering such a recognition event.

OTHER ALTERNATIVES

    At any time prior to the Merger Date, the Sole Shareholder may redeem its shares in kind and receive the net asset value of its Acquired Fund shares, pursuant to the procedures set forth under "Redeeming Fund Shares" in the VIT Prospectus. However, it is not clear that the Sole Shareholder could use those assets to purchase shares of the Acquiring Fund without approval from the SEC.

    A redemption may be taxable as a sale of a security on which a gain or loss would be recognized. The Sole Shareholder should consult its tax advisers regarding the tax treatment applicable to the redemption of its shares for federal income tax purposes and also regarding possible state and local tax consequences. See "Information About the Merger--Federal Income Tax Consequences."

                          INFORMATION ABOUT THE MERGER

APPLICATION FOR EXEMPTIVE ORDER

    Due to the Sole Shareholder's sole ownership of the Acquired Fund's shares and its affiliation with the Adviser and the Funds, SEC approval is required to effect the Merger. On November 22, 2000, the Trusts filed an application for an order, pursuant to Section 17(b) of the 1940 Act, exempting the Merger from the prohibitions of Section 17(a) of such Act. It is expected that the Trusts will file an amended and restated application for an exemptive order on or about March 9, 2001 with the SEC. The consummation of the Merger is dependent upon the receipt of such exemptive order from the SEC. If the order is issued by the SEC prior to April 15, 2001, the Merger will be effected on or about that date.

NO SHAREHOLDER PROXIES WILL BE SOLICITED

    Approval of the Merger requires the approval not only of a majority of the Trustees, but also of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Acquired Fund, which means the lesser of
(A) 67% or more of the shares of the fund present at a meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (B) more than 50% of the outstanding shares of the relevant fund. Under the VIT Declaration of Trust, shareholders are entitled to one vote for each full share held, with fractional votes for fractional shares held, and separate classes vote together as one group on matters, such as the Merger, that affect classes equally. As of February 8, 2001, there were 438,239.565 shares of record of the Acquired Fund entitled to vote, all of which were owned by the Sole Shareholder. The Sole Shareholder has indicated that, on
or about April   , 2001, it will execute a written consent approving the Merger.
Since the Sole Shareholder has indicated that it will consent to the Merger, no proxies will be solicited and no meeting of shareholders will be held in connection with the Merger.

AGREEMENT AND PLAN OF REORGANIZATION

    The Agreement provides that the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for the issuance of the Merger Shares and for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, all as of the Exchange Date (defined in such Agreement to be April 15, 2001, or such other date as may be agreed upon by the Acquiring Fund and the Acquired Fund). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, a form of which is attached as APPENDIX A to this Prospectus/Information Statement.

    The Acquired Fund will sell all of its assets to the Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the shares of the Acquired Fund.

    Immediately following the Exchange Date, the Acquired Fund will distribute to its shareholder of record (as of the close of business on the Exchange Date), the full and fractional Merger Shares received by the Acquired Fund. As a result of the Merger, the Sole Shareholder will receive a number of Merger Shares equal in aggregate value as of the Exchange Date to the value of the shares of the Acquired Fund it holds. This distribution will be accomplished by the establishment of an account on the share records of the Acquiring Fund in the name of the Sole Shareholder representing the respective number of full and fractional Merger Shares due the Sole Shareholder. Because the shares of the Acquiring Fund are not represented by certificates, certificates for Merger Shares will not be issued.

    The consummation of the Merger is subject to the conditions set forth in the Agreement, any of which may be waived by the party entitled to its benefits. The Agreement may be terminated and the Merger abandoned at any time prior to the Exchange Date by mutual consent of the Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

    All expenses incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by the Adviser. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

DESCRIPTION OF THE MERGER SHARES

    Full and fractional Merger Shares will be issued to the Sole Shareholder in accordance with the procedures under the Agreement, as summarized above. The Merger Shares are Institutional Shares of the Acquiring Fund that have characteristics identical in all respects to shares of the Acquired Fund, except that shares of the Acquired Fund are subject to a fee of up to .25% under a plan pursuant to Rule 12b-1 under the 1940 Act. For purposes of effecting a subsequent conversion of Merger Shares to any other shares, the Merger Shares will be treated as having been purchased as of the date that the Acquired Fund shares exchanged for such Merger Shares were originally purchased (so that the conversion of such shares will be unaffected by the Merger). See the Value Prospectus for more information about the characteristics of Institutional Shares of the Acquiring Fund.

ORGANIZATION

    Each of the Merger Shares will be fully paid and nonassessable by the Acquiring Fund when issued, will be transferable without restriction, and will have no preemptive rights. The Series Trust's Second Amended and Restated Agreement and Declaration of Trust, as amended (the "Series Declaration of Trust"), permits the Series Trust's Board to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. The Acquiring Fund's shares are currently divided into five classes: Class A, Class B, Class C, Investor and Institutional. No Class A, B or C Shares are currently or have ever been outstanding.

    Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Series Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquiring Fund and requires that notice of such disclaimer be given in each agreement, undertaking or obligation entered into or executed by the Series Trust. The Series Declaration of Trust provides for indemnification out of Acquiring Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Acquiring Fund. Thus, the risk that a shareholder incurring financial loss from shareholder liability is limited to circumstances in which the Acquiring Fund's assets would be insufficient to meet its obligations. The likelihood of such a circumstance is considered remote. The Sole Shareholder of the Acquired Fund is currently subject to substantially the same risk of shareholder liability under Massachusetts law and the VIT Declaration of Trust.

    The VIT Declaration of Trust requires only the vote of a majority of the Trustees for the liquidation of any Fund. The VIT Declaration of Trust also provides that any Fund of the VIT may be terminated by a vote of at least
66 2/3% of the shares of each Fund entitled to vote (voting separately by Fund) or by a majority of the Trustees by written notice to shareholders.

FEDERAL INCOME TAX CONSEQUENCES

    The Merger is intended and is structured to qualify as a tax-free reorganization. The Merger will be conditioned upon receipt of an opinion from Ropes & Gray, counsel to the Series Trust, to the effect that, for federal income tax purposes, based on the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the Merger; (ii) under Section 354 of the Code, no gain or loss will be recognized by the Sole Shareholder of the Acquired Fund on the distribution of Merger Shares to it in exchange for its shares of the Acquired Fund; (iii) under Section 358 of the Code, the aggregate tax basis of the Merger Shares that the Acquired Fund's Sole Shareholder will receive in place of its Acquired Fund shares will, in each case, be the same as the aggregate tax basis of its Acquired Fund shares; (iv) under Section 1223(1) of the Code, the Sole Shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the shares of the Acquired Fund exchanged for the Merger Shares, provided that the Sole Shareholder held the Acquired Fund shares as a capital asset;
(v) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the reorganization; (vi) under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's tax basis in such assets; and (vii) under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets.

    The opinion will be based on certain factual certifications made by officers of the VIT and officers of the Series Trust and on customary assumptions and certain qualifications. The actual tax consequences of the Merger will depend on whether it meets the "continuity of business enterprise" test, which requires that the Acquiring Fund either (1) continue the Acquired Fund's "historic business" or (2) continue to use a significant portion of the Acquired Fund's historic assets.

SALE OF ASSETS

    A portion of the portfolio assets of the Acquired Fund may be sold in connection with the Merger. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any capital gains recognized in these sales will be distributed to the Adviser as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions may be taxable to the Adviser.

    The foregoing description of the federal income tax consequences of the Merger is made without regard to the particular circumstances of any shareholder. The Sole Shareholder is therefore urged to consult its tax advisers as to the specific consequences of the Merger to it,including the applicability and effect of state, local, foreign and other taxes.

CAPITALIZATION

    The following tables show the capitalization of the Acquiring Fund and the Acquired Fund as of December 31, 2000 and of the Acquiring Fund on a PRO FORMA basis as of that date, giving effect to the proposed acquisition by the Acquiring Fund of the assets and liabilities of the Acquired Fund at net asset value:
              CAPITALIZATION TABLES DECEMBER 31, 2000 (UNAUDITED)

                                                                                 VALUE
                                                           VALUE          MARKET NEUTRAL FUND
                                                    MARKET NEUTRAL FUND   INSTITUTIONAL SHARES
                                       VIT FUND     INSTITUTIONAL SHARES      (PRO FORMA)
                                     -------------  --------------------  --------------------
Net assets.........................  $3,843,861.79     $58,459,049.75        $62,302,911.54

Shares outstanding.................    438,239.565      7,841,695.428         8,362,806.918

Net asset value per share..........  $        8.77     $         7.45        $         7.45

OWNERS OF 5% OR MORE OF THE FUNDS SHARES

    The following chart sets forth the name, address and percentage ownership of the shareholder owning beneficially and of record 100% of the outstanding shares of the Acquired Fund as of February 8, 2001. Such person may be deemed to control such class.

                                                  OWNERSHIP   UPON MERGER
SHARES                  NAME; ADDRESS             PERCENTAGE  CONSUMMATION
438,239.565  AXA Rosenberg Group LLC;
               4 Orinda Way
               Bldg E
               Orinda, CA 94563                         100%        6.35%

    The following chart sets forth the name, address and percentage ownership of the shareholders owning beneficially and of record 5% or more of the outstanding shares of the Acquiring Fund's

Institutional Shares as of February 8, 2001. The persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class.

                                                    OWNERSHIP   UPON MERGER
SHARES                    NAME; ADDRESS             PERCENTAGE  CONSUMMATION
7,618,594.054  Charles Schwab & Co. Incl
                 The Exclusive Use of Our
                 Customers
                 101 Montgomery Street
                 San Francisco, California 94104         9.47%        8.86%

               Long/Short Holdings LLC
                 425 Pike Street Ste 600
                 Seattle, Washington 98101              18.05%       16.90%

               Rosenberg Alpha LP
                 4 Orinda Way, Bldg E
                 Orinda, California 94563                6.25%        5.85%

               Lehman Brothers Special Finl Inc
                 3 World Financial Center 6th Fl
                 New York, New York 10285               43.85%       41.06%

               Barr & June Rosenberg Foundation
                 17 La Punta
                 Orinda, California 94563               16.45%       15.41%

                          INFORMATION ABOUT THE FUNDS

    Other information regarding the Funds, including information with respect to their investment objectives, policies and restrictions and financial history may be found in the Value Prospectus and SAI, the VIT Prospectus and SAI, the Merger SAI, the Value Annual Report and the VIT Annual Report, which are available upon request by calling Barr Rosenberg Series Trust Shareholder Services at
(800) 447-3332.

    Proxy materials, reports and other information filed by the Trust with respect to the Funds can be inspected and copied at the Securities and Exchange Commission's public reference room, located at 450 5th Street NW, Room 1200, Washington DC 20549. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database or the Commission's Internet site at http:// www.sec.gov. You may also obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the following file number:

FILE NOS. 811-08759; 811-05547

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

    This Agreement and Plan of Reorganization (the "Agreement") is made as of April 15, 2001 in Boston, Massachusetts, by and between the Barr Rosenberg Variable Insurance Trust, a Massachusetts business trust (the "Variable Trust"), on behalf of its VIT Market Neutral Fund (the "Acquired Fund"'), and the Barr Rosenberg Series Trust, a Massachusetts business trust (the "Series Trust") on behalf of its AXA Rosenberg Value Market Neutral Fund (the "Acquiring Fund").

PLAN OF REORGANIZATION

    (a) The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund a number of full and fractional Institutional shares of beneficial interest of the Acquiring Fund (the "Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund on that date. It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

    (b) Upon consummation of the transaction described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its shareholder of record as of the Exchange Date all the Merger Shares. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

    (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Agreement and Declaration of Trust of the Variable Trust (the "Variable Declaration of Trust"), as amended, and applicable law, and its legal existence will be terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date or, if applicable, such later date on which the Acquired Fund is liquidated.

AGREEMENT

    The Acquiring Fund and the Acquired Fund agree as follows:

    1. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

    a. The Acquiring Fund is a series of the Series Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Series Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Series Trust. Each of the Series Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

    b. The Acquiring Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

    c. The statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the [semi-annual period ended September 30, 2000] have been furnished to the Acquired Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquiring Fund as of that date and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

    d. The current prospectus and statement of additional information of the Series Trust, each dated July 31, 2000 (collectively, as from time to time amended and supplemented, the "Series Prospectus"), which have previously been furnished to the Acquired Fund, did not as of such date and does not as of the date hereof contain, with respect to the Acquiring Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the Series Trust or the Acquiring Fund, threatened against the Series Trust or the Acquiring Fund, which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of any such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    f. The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of March 31, 2000, and those incurred in the ordinary course of its business as an investment company since March 31, 2000. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to March 31, 2000, whether or not incurred in the ordinary course of business.

    g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of the Series Trust, are required to have been filed by the Acquiring Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Investment Company Act of 1940, as amended (the "1940 Act") and state insurance, securities or blue sky laws (which term as used herein shall include the relevant laws of the District of Columbia and of Puerto Rico).

    i. The registration and information statement (the "Information Statement") filed on Form N-14 with the Securities and Exchange Commission (the "Commission") by the Series Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, on the effective date of the Information Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and on the Exchange Date, the prospectus which is contained in the Information Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the Series Trust will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information furnished in writing by the Acquired Fund to the Acquiring Fund specifically for use in the Information Statement.

    j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the Series Trust's registration statement on Form N-1A under the 1940 Act, as amended (the "Series Registration Statement"), and the Information Statement.

    k. All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

    l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

    m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

    n. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

    o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

    2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

    a. The Acquired Fund is a series of the Variable Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. The Variable Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Variable Trust. Each of the Variable Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets, to carry on its business as now being conducted and to carry out this Agreement.

    b. The Variable Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

    c. A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the year ended
December 31, 2000 have been furnished to the Acquiring Fund prior to the Exchange Date. Such statement of assets and liabilities and schedule will fairly present the financial position of the Acquired Fund as of that date, and such statements of operations and changes in net assets will fairly reflect the results of its operations and changes in net assets for the period covered thereby, in conformity with generally accepted accounting principles.

    d. The prospectus and statement of additional information of the Variable Trust, dated May 1, 2000 (collectively, as from time to time amended, the "Variable Prospectus"), which have previously been furnished to the Acquiring Fund, did not as of such date and does not as of the date hereof contain, with respect to the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    e.  Reserved

    f. There are no material legal, administrative or other proceedings pending or, to the knowledge of the Variable Trust or the Acquired Fund, threatened against the Variable Trust or the Acquired Fund, which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    g. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are disclosed in the Registration Statement and the Information Statement.

    h. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of December 31, 2000 referred to above and those incurred in the ordinary course of its business as an investment company between such date and the Exchange Date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 2000 whether or not incurred in the ordinary course of business.

    i. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of the Variable Trust, are required to have been filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    j. At the Exchange Date, the Variable Trust, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2000 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

    k. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

    l. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

    m. Reserved

    n. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

    o. At the Exchange Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of
Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Series Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Acquired Fund's fiduciary duty to its shareholders.

    p. All of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

    q. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

    3.  REORGANIZATION.

    a. The sole shareholder of voting securities of the Acquired Fund has indicated that it will approve the transactions contemplated hereby. Subject to such approval and to the other terms and conditions contained herein (including the Acquired Fund's obligation to distribute to its shareholder all of its investment company taxable income and net capital gain as described in
Section 8(l) hereof), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any Investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below), except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholder of the Acquired Fund in exchange for such shareholder's shares of the Acquired Fund.

    b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

    c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

    4. TRANSACTION. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund on that date.

    a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund, and the value of the liabilities to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

    b. The net asset value of the Merger Shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the Registration Statement, which involves procedures that are identical to those the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

    c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

    d. The Acquired Fund shall distribute the Merger Shares to the shareholder of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open an account for the Acquired Fund shareholder in accordance with such written instructions.

    e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

    5.  EXPENSES, FEES, ETC.

    a. The parties hereto understand and agree that the costs of the transactions contemplated by this Agreement are being borne by AXA Rosenberg Investment Management LLC (the "Adviser") and/or its affiliates. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

    b.  Reserved

    c.  Reserved

    d.  Reserved

    e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages.

    6. EXCHANGE DATE. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at Boston, Massachusetts, on and as of [April 15], 2001, or at such other date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

    7.  Dissolution.

    a. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the Agreement and Declaration of Trust of the Variable Trust in accordance with applicable law, and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

    b. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Information Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Information Statement.

    8. CONDITIONS TO THE ACQUIRING FUND'S OBLIGATIONS. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

    a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

    b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the Variable Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, certifying that there has been no material adverse change in the financial position of the Acquired Fund since
December 31, 2000, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

    c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the Variable Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

    d.  Reserved

    e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

    f. That the Acquiring Fund shall have received an opinion of Ropes & Gray, counsel to the Variable Trust, in form satisfactory to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) the Variable Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by the Variable Trust on behalf of the Acquired Fund and, assuming that the Information Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the Variable Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Variable Trust and the Acquired Fund; (iii) the Variable Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Agreement and Declaration of Trust of the Variable Trust or By-laws of the Variable Trust; and (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Variable Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as will have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

    g. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Acquiring Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and the court decisions, for federal income tax purposes (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets transferred to and assumption of liabilities from the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Acquiring Fund of the assets will be the same as the basis of the assets in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's holding periods with respect to the assets will include the respective periods for which the assets were held by the Acquiring Fund.

    h. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Information Statement in effect on the Exchange Date, may not properly acquire.

    i. That the Information Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Series Trust or the Acquiring Fund, threatened by the Commission.

    j. That the Series Trust shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

    k. That all actions taken by the Variable Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

    l. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund
(i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid), and (iii) all of the Acquired Fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital gain) realized (after reduction for any capital loss carryover), in each case for its taxable years ending on or after December 31, 2000 and on or prior to the Exchange Date.

    m. That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of the Variable Trust, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

    n. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

    o. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date,
(ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

    p. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date,
(ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of the holder of record of any share and the number of shares held of record by such shareholder.

    q.  Reserved

    9. CONDITIONS TO THE ACQUIRED FUND'S OBLIGATIONS. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

    a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

    b. That the Series Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

    c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the Series Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that the Series Trust shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of the Series Trust certifying that as of the Valuation Time and as of the Exchange Date, to the best of the Series Trust's knowledge, after due inquiry, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

    d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

    e. That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquiring Fund, in form satisfactory to the Acquired Fund, and dated the Exchange Date, to the effect that (i) the Series Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by the Series Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the Series Trust on behalf of the Acquiring Fund and, assuming that the Information Statement and the Registration Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the Variable Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Series Trust and the Acquiring Fund;
(iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Second Amended and Restated Agreement and Declaration of Trust or By-Laws of the Series Trust;
(v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Series Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Information Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Information Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquired Fund, contained in the Information Statement, and may contain other customary or appropriate qualifications.

    f. That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Acquired Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by the shareholder of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the aggregate tax basis of the Merger Shares that the Acquired Fund's shareholder receives in place of its Acquired Fund shares will, in each case, be the same as the aggregate basis of the Acquired Fund shares; and (iv) the Acquired Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

    g. That all actions taken by the Series Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund.

    h. That the Information Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, threatened by the Commission.

    i. That the Series Trust shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

    j. That the sale of substantially all the assets of the Barr Rosenberg VIT Market Neutral Fund to the AXA Rosenberg Value Market Neutral Fund shall be approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Barr Rosenberg VIT Market Neutral Fund.

    10.  INDEMNIFICATION.

    a. The Acquired Fund shall indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquiring Fund represented by the Merger Shares following the Exchange Date) but no other assets, the trustees and officers of the Variable Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquired Fund contained in the Information Statement or any amendment or supplement thereof, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Acquired Fund required to be stated therein or necessary to make the statements relating to the Acquired Fund required to be stated therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit, proceeding, legal process or any suit brought against or claim made with the consent of the Acquired Fund. The Indemnified Parties will notify the Acquired Fund in writing within ten (10) days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under
Section 10(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(a) without the necessity of the Indemnified Parties first paying the same. The indemnification obligations of the Acquired Fund under this Section 10(a) shall be assumed by the Acquiring Fund upon the Exchange Date, at which time the Acquired Fund shall be automatically released from such indemnification obligations.

    b. The Acquiring Fund shall indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the trustees and officers of the Series Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in the Information Statement or any amendment or supplement thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Series Trust or the Acquiring Fund required to be stated therein or necessary to make statements relating to the Series Trust or the Acquiring Fund therein not misleading, including without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding, legal process or any suit brought against or claim made with the consent of the Series Trust or the Acquiring Fund. The Indemnified Parties will notify the Series Trust and the Acquiring Fund in writing within ten (10) days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this
Section 10(b). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by the
Section 10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under Section 10(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties first paying the same.

    11. WAIVER OF CONDITIONS. Each of the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of its respective trustees on its behalf, or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a) and 9(a).

    12. NO BROKER, ETC. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it, the Variable Trust or the Series Trust, who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

    13. TERMINATION. The Acquired Fund and the Acquiring Fund may, by consent of the trustees of the Variable Trust and the Series Trust respectively on behalf of Acquired Fund and the Acquiring Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by April 30, 2001, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

    14.  RESERVED

    15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

    16. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

    17. DECLARATIONS OF TRUST. A copy of the Agreement and Declaration of Trust of the Variable Trust and a copy of the Second Amended and Restated Agreement and Declaration of Trust of the Series Trust are on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that these instruments are executed on behalf of the trustees of the Variable Trust on behalf of the Acquired Fund and the Series Trust on behalf Acquiring Fund, respectively, as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of either the Variable Trust or the Series Trust individually but are binding only upon the assets and property of the Acquired Fund and the Acquiring Fund.

                                        BARR ROSENBERG VARIABLE INSURANCE TRUST
                                        on behalf of its VIT Market Neutral Fund

                                        By: ____________________________________
                                        BARR ROSENBERG SERIES TRUST
                                        on behalf of its AXA Rosenberg Value
                                        Market Neutral Fund

                                        By: ____________________________________

FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                               April 6, 2001

            This Statement of Additional Information (the "SAI") relates to the proposed sale (the "Merger") of substantially all the assets and the assumption of the liabilities of the Barr Rosenberg VIT Market Neutral Fund (the "Acquired Fund"), a series of Barr Rosenberg Variable Insurance Trust, by the AXA Rosenberg Value Market Neutral Fund (the "Acquiring Fund"), a series of Barr Rosenberg Series Trust (the "Trust").

            This SAI contains information which may be of interest to the shareholder but which is not included in the Prospectus/Information Statement dated April 5, 2001 (the "Prospectus/Information Statement") of the
Acquiring Fund which relates to the Merger. As described in the Prospectus/Information Statement, the Merger would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholder in complete liquidation of the Acquired Fund.

            This SAI is not a prospectus and should be read in conjunction with the Prospectus/Information Statement. The Prospectus/Information Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Barr Rosenberg Series Trust at 3435 Stelzer Road, Columbus, Ohio 43219-8021 or by calling the Trust's Shareholder Services at (800) 447-3332.

                                Table of Contents

I.   Additional Information about the Acquiring Fund
      and the Acquired Fund..................................................
II.  Financial Statements....................................................

     I.  Additional Information about the Acquiring Fund and the Acquired Fund

           Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement Form N-1A (filed on July 28, 2000) (Registration Nos. 33-21677 and 811-05547).

     II. Financial Statements.

           This SAI is accompanied by the Semi-Annual Report for the six months ended September 30, 2000 and the Annual Report for the year ended March 31, 2000 of the Acquiring Fund and the by the Semi-Annual Report for the six months ended June 30, 2000 and the Annual Report for the year ended December 31, 2000 of the Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

                        PART C. OTHER INFORMATION

ITEM 15 INDEMNIFICATION

Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, as amended, reads as follows (referring to the Registrant as the "Trust"):

            ARTICLE VIII

            Indemnification

SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission ) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.

ITEM 16     EXHIBITS.

           The number of each exhibit relates to the exhibit designation in Form N-14

(a) (1) Second Amended and Restated Agreement and Declaration of Trust of the Registrant - incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

     (2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

     (3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant - incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

     (4) Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant - incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on July 28, 2000;

(b) By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997.

(c)  None.

4. Form of Agreement and Plan of Reorganization - Filed as Appendix A to Part A hereof.

5.   None.


6. Management Contract between the Registrant on behalf of its AXA Rosenberg Value Market Neutral Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on May 1, 2000;

7. Further Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc., -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

8.   None.

9. (a) Custody Agreement between the Registrant and Custodial Trust Company - incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

    (b) Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company - incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on May 29, 1998;

10. Further Amended and Restated Multi-Class Plan - incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

11.  Opinion and Consent of Ropes & Gray -- filed herewith;

12.  Opinion and Consent of Ropes & Gray -- to be supplied;

13. (a) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment
        No. 35 to the Registration Statement filed on December 4, 2000;

    (b) Expense Limitation Agreement between AXA Rosenberg Investment Management LLC and the Registrant on behalf of the Fund -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

    (c) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment
        No. 35 to the Registration Statement filed on December 4, 2000;

    (d) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment
        No. 35 to the Registration Statement filed on December 4, 2000;

14. Consent of PricewaterhouseCoopers LLP -- filed herewith;

15. None.

16. (a) Power of Attorney for William F. Sharpe -- filed herewith;

    (b) Power of Attorney for Nils H. Hakansson -- filed herewith;

    (c) Power of Attorney for Dwight M. Jaffee -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

    (d) Power of Attorney for Po-Len Hew -- filed herewith;

ITEM 17 UNDERTAKINGS

      1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

ITEM 17 RIDER

      3. The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Orinda in the State of California on the 26th day of February, 2001.

                                       BARR ROSENBERG SERIES TRUST


                                       By: /S/ RICHARD L. SAALFELD
                                           -----------------------
                                           Richard Saalfeld
                                           President

SIGNATURE                    TITLE                       DATE
RICHARD L. SAALFELD
-------------------
Richard L. Saalfeld       President (Principal           February 26, 2001
                          Executive Officer

KENNETH REID
------------
Kenneth Reid              Trustee                        February 26, 2001

Po-Len Hew*               Treasurer (Principal           February 26, 2001
                          Accounting and
                          Financial Officer)

William F. Sharpe*        Trustee                        February 26, 2001

Nils H. Hakansson*        Trustee                        February 26, 2001

Dwight M. Jaffee*         Trustee                        February 26, 2001


*By: KENNETH REID
     ----------------
     Kenneth Reid
     Attorney-in-Fact

Date: February 26, 2001

                             EXHIBIT LIST

EXHIBIT NO.           EXHIBIT NAME

11                    Opinion and Consent of Counsel

14                    Consent of PricewaterhouseCoopers LLP

16 (a)                Power of Attorney for William F. Sharpe

16 (b)                Power of Attorney for Nils H. Hakansson

16 (d)                Power of Attorney for Po-Len Hew

17 (a)                The Registrant's Current Prospectus dated
                      July 31, 2000

17 (b) Supplement to the Registrant's Current Prospectus dated August 18, 2000

17 (c) Supplement to the Registrant's Current Prospectus dated September 26, 2000

17 (d)                The Acquired Fund's Current Prospectus dated May 1, 2000